CONVERTIBLE DEBENTURES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE DEBENTURES [Text Block]
9.	CONVERTIBLE DEBENTURES

During the year ended December 31, 2005, the Company completed a convertible debenture financing for gross proceeds of $900,000. The debentures bore interest at 7% per annum, payable quarterly, and the principal balance was repayable by June 30, 2010. Debenture holders had the option to convert any portion of the outstanding principal into common shares at the conversion rate of $1 per share. During the year ended December 31, 2008, convertible debentures totaling $650,000 were converted into 650,000 common shares. In February 2010, the convertible debenture of $250,000 was converted into 250,000 common shares.